Prepayments and other current assets	12 Months Ended
Dec. 31, 2022
Prepayments and other current assets

Note 5: Prepayments and other current assets

Prepayment and other current assets mainly represent deposits paid for purchases and services, rental and utilities deposits, and prepaid expenses.

	December 31,
	2022	2021
	US$’000	US$’000

Deposits paid	255	243
Prepayments	76	104
Other receivables	152	222
Other tax recoverable	3	3
	486	572

ZHEJIANG TIANLAN
Prepayments and other current assets
5.	Prepayments and other current assets

Prepayments and other current assets mainly represent deposits paid for bidding projects, purchases, services and finance leases and prepaid expenses.

	December 31,
	2022	2021
	RMB’000	RMB’000

Prepayments	12,547	22,717
Deposits paid for bidding projects and temporary payments	6,004	7,030
Other current assets	2,600	3,751

	21,151	33,498